Supplement to Spinnaker Choice Variable Annuity
                      Supplement dated May 1, 2009 to
                 Prospectus dated May 1, 2008 as supplemented

The disclosure set forth below replaces the information under the heading "Total Annual Operating Expenses" found in the prospectus and any other prior supplements.
===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2008. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation      0.61%	0.25%		0.31% (2)	1.17%	   None		1.17% (3)
 Fund (Series II Shares) (1)
AIM V.I. Capital Development       0.75%	0.25%		0.37% (2)	1.37%	  -0.01% (4)	1.36% (3) (5)
 Fund (Series II Shares) (1)

AIM V.I. Global Real Estate        0.75%	None		0.42%		1.17%	   None		1.17% (7)
 Fund (Series I Shares) (6)
AIM V.I. International Growth      0.71%	None		0.37% (2)	1.08%	  -0.01% (4)	1.07% (7)
 Fund (Series I Shares) (8)

AIM V.I. International Growth      0.71%	0.25%		0.37% (2)	1.33%	  -0.01% (4)	1.32% (3)
 Fund (Series II Shares)


American Century VP Balanced       0.90% (9)	None		0.01% (10)	0.91%	   None		0.91%
 Fund
American Century VP                1.34% (11)	None		0.01% (10)	1.35%	   None		1.35%
 International Fund
American Century 		   0.94% (9)	None		0.01% (10)	0.95%	   None		0.95%
 VP Value Fund (1)
American Century VP                1.00% (9)	None		0.01% (10)	1.01%	   None		1.01%
 Ultra[registered trademark
 symbol] Fund (12)
American Century VP                0.90% (9)	0.25% (13)	0.01% (10)	1.16%	   None		1.16%
 Ultra[registered trademark
 symbol] Class II Fund (1)
American Century VP Large          0.80% (9)	0.25% (13)	0.01% (10)	1.06%	   None		1.06%
 Company Value Class II Fund
American Century VP                0.48% (9)	0.25% (13)	0.01% (10)	0.74%	   None		0.74%
 Inflation Protection
 Class II Fund

The Dreyfus Socially               0.75%	None		0.10%		0.85%	   None		0.85%
 Responsible Growth
 Fund, Inc. - Initial
 Shares (1)
Dreyfus IP - MidCap                0.75%	None		0.07%		0.82%	   None 	0.82%
 Stock Portfolio -
 Initial Shares (6)
Dreyfus IP - Technology Growth     0.75%	None		0.11%		0.86%	   None 	0.86%
 Portfolio - Initial Shares
Dreyfus VIF - Appreciation         0.75%	None		0.06%		0.81%	   None		0.81%
 Portfolio - Initial Shares (6)
Dreyfus Stock Index Fund,          0.25%	0.25%		0.03%		0.53%	   None		0.53%
 Inc. -Service Shares

Federated High Income Bond         0.60%	None		0.44% (15)	1.04%	  -0.25%	0.79%
 Fund II - Primary Shares (6) (14)
Federated Capital Income           0.75% (18)	None		1.16% (19) (20)	1.91%	  -0.63%	1.28%
 Fund II  (16) (17)

Fidelity VIP Contrafund            0.56%	None		0.10%		0.66%	  -0.01% (21)	0.65% (21)
 [registered trademark symbol]
 Portfolio -Initial Class Shares

Fidelity VIP Equity-Income         0.46%	None		0.11%		0.57%	   None		0.57%
 Portfolio -Initial Class Shares
Fidelity VIP Growth & Income       0.46%	None		0.13%		0.59%	   None		0.59%
 Portfolio - Initial Class Shares
Fidelity VIP Growth Portfolio -    0.56%	None		0.12%		0.68%	  -0.01% (21)	0.67% (21)
 Initial Class Shares (6)

Fidelity VIP Money Market          0.19%	None		0.10%		0.29%	   None		0.29%
 Portfolio -Initial Class Shares
Fidelity VIP Mid-Cap Portfolio -   0.56%	0.25%		0.12%		0.93%	  -0.01% (21)	0.92% (21)
 Service Class 2 Shares


Franklin Flex Cap Growth           0.68%	0.25%		0.35%		1.28%	  -0.31%	0.97%
 Securities Fund - Class 2
 (1) (22) (23)
Franklin Income Securities Fund -  0.45%	0.25%		0.02%		0.72%	   None		0.72%
 Class 2 (24)
Franklin Small Cap Value           0.52%	0.25%		0.17%		0.94%	  -0.01%	0.93%
 Securities Fund - Class 2
 (1) (23)
Franklin Small-Mid Cap Growth      0.50%	0.25%		0.30%		1.05%	  -0.02%	1.03%
 Securities Fund - Class 2 (1) (23)
Franklin U.S. Government           0.49%	0.25%		0.04%		0.78%	   None		0.78%
 Fund - Class 2 (24)
Mutual Shares Securities Fund -    0.60%	0.25%		0.13%		0.98%	   None		0.98%
 Class 2
Templeton Developing Markets       1.24%	0.25%		0.30%		1.79%	  -0.01%	1.78%
 Securities Fund - Class 2 (23)
Templeton Global Bond Securities   0.47%	0.25%		0.11%		0.83%	   None		0.83%
 Fund - Class 2 (25)
Templeton Growth Securities Fund - 0.74%	0.25%		0.04%		1.03%	   None		1.03%
 Class 2 (24)

JPMorgan Insurance Trust           0.60%	None		0.36% (26)	0.96%	   None		0.96% (27)
 International Equity Portfolio -
 Class 1 Shares (6)
JPMorgan Insurance Trust Mid       0.65%	None		0.22% (28)	0.87% (29) None		0.87% (30)
 Cap Value Portfolio - Class
 1 Shares

PIMCO All Asset Portfolio - 	  0.425% (31)	0.25%		0.76% (32)	1.435% 	  -0.02% 	1.415%
 Advisor Class Shares (1)							 (33)     (34) (35)
PIMCO CommodityRealReturn          0.74% (31)	0.15%		0.26% (36) (37)	1.150%    -0.09% (38)	1.06%
 [trademark symbol]  								 (33)
 Strategy Portfolio -
 Administrative Class Shares

Pioneer Emerging Markets VCT       1.15%	0.25%		0.36%		1.76%	   None		1.76%
 Portfolio - Class II Shares
Pioneer Equity Income VCT 	   0.65%	0.25%		0.10%		1.00%	   None		1.00%
 Portfolio - Class II Shares
Pioneer High Yield VCT 	           0.65%	0.25%		0.18%		1.08%	   None		1.08%
 Portfolio - Class II Shares
Pioneer Real Estate Shares         0.80%	0.25%		0.25%	 	1.30%	   None		1.30%
 VCT Portfolio - Class II Shares
Pioneer Strategic Income VCT       0.65%	0.25%		0.24%		1.14%	   None		1.14%
 Portfolio - Class II Shares


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information
--------------------------------------------------------------------------------------------------------------
  1 This Portfolio is only available if you have been continuously invested in it since April 30, 2009.

  2  Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests.  You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies.  As a result, the Net Annual Fund
Operating Expenses listed above may exceed the expense limit numbers.  The impact of the acquired fund fees and expense are included in the total returns of the Fund.

  3 The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating
Expenses (subject to the exclusions discussed below) of Series II shares to 1.45% of average daily net assets.
In determining the advisor's  obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger  or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  4 The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.  Fee Waiver reflects this agreement.

  5  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to
$250 million) to 0.64% (for average net assets over $10 billion).

  6 This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

  7  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund
Operating Expenses  (subject to the exclusions discussed below) of Series I shares to 1.30% of average daily net assets.  In determining the advisor's  obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales;
(iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's
Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash.  These credits are used to pay certain expenses incurred by the
Fund.

  8  This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

  9  The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under Management in the American
Century VP Balanced Fund, American Century VP Value Fund, American Century VP Ultra[registered trademark symbol]
Fund, American Century VP Ultra[registered trademark symbol] Class II Fund, American Century VP Large Company
Value Class II Fund and American Century VP Inflation Protection Class II Fund prospectuses.

  10  Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.

  11 The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. The fee shown has been restated to reflect current fees.
As a result, the Total Annual Fund Operating Expenses in this table differ from those shown in the Financial
Highlights. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under Management in the American Century VP International Fund prospectus.

  12 This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

  13 The 12b-1 fee is used to compensate insurance companies for distribution and other shareholder services.

  14 The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
December 31, 2008.  For Federated High Income Bond Fund II the Total Reduction of Fund Expenses was 0.25%  with the Total Actual Annual Fund Operating Expenses (after reduction) being 0.79%.

  15 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The shareholder services provider did not charge, and therefore the Fund's Primary Shares did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid the Fund's Primary Shares
(after the voluntary reduction) were 0.19% for the fiscal year ended December 31, 2008.

  16 This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

  17 The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2008.  For Federated Capital Income Fund II the Total Waivers, Reimbursement and Reduction
of Fund Expenses was 0.63%  with the Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction) being 1.28%.

  18 The Adviser voluntarily waived and reimbursed a portion of the management fee. The Adviser can terminate this voluntary waiver and reimbursement at any time. The management fee paid by the Fund (after the voluntary waiver and reimbursement) was 0.44% for the fiscal year ended December 31, 2008

  19 Includes a shareholder services fee/account administration fee which is used to compensate  intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver and reduction) were 0.69% for the fiscal year ended December 31, 2008.

  20  The Fund's shareholders indirectly bear the expenses of the acquired funds which the Fund invests. The
Fund's indirect expense from investing in the acquired funds is based upon the average allocation of the
Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waiver) for the fiscal year ended December 31, 2008.
Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

  21  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity VIP Contrafund[registered trademark symbol] Portfolio -
Initial Class Shares, 0.67% for Fideltiy VIP Growth Portfolio - Initial Class Shares, and 0.92% for Fidelity VIP
Mid Cap Portfolio - Service Class 2 Shares.  These offsets may be discontinued at any time.

  22  The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that common annual Fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.72% (other than certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. This waiver is separate from the waiver related to the Sweep Money Fund.

  23 The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

  24 The Fund administration fee is paid indirectly through the management fee.

  25 The Fund's name changed from Templeton Global Income Securities Fund effective as of May 1, 2009.

  26 On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan International Equity
Portfolio where the accounting survivor is the JPMorgan International Equity Portfolio.  Because of the
reorganization, "Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year except that the expenses have been restated to reflect the Portfolio's fund administration agreement.

  27 J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio's Class
1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed
1.03% of the average daily net assets through 4/30/10.

  28  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan Mid Cap Value Portfolio where the accounting survivor is the JPMorgan Mid Cap Value Portfolio.  Because of the reorganization, "Other Expenses"
have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year except that the expenses have been restated to reflect the Portfolio's fund administration agreement.

  29 The Total Annual Operating Expenses GROSS included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

  30  JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio's Class 1
Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed
0.90% of the average daily net assets through 4/30/10. Without the Acquired Fund Fees and Expenses, the Total
Annual Operating Expenses GROSS of the Portfolio would have been 0.86% of the average daily net assets for
Class 1 Shares.

  31 "Management Fees" reflect an advisory fees and a supervisory and administrative fees payable by the Fund to PIMCO.

  32 Acquired Fund Fees and Expense (Underlying Fund Expenses) for the Portfolio are based upon an allocation of the Portfolio's Assets among the Underlying Funds and upon the total annual operating expenses of the
Institutional Class shares of these underlying Funds. Acquired Fund Fees and Expenses (Underlying Fund Expenses)
will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

  33 The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the shareholder report, because the Ratio of
Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Underlying
Fund Expenses.

  34 PIMCO has contractually agreed, for the All Asset Portfolio's current fiscal year end, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds.  PIMCO may recoup these waiver in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit.

  35  The Expense Reduction, as described in endnote 34 above, is implemented based on a calculation of
Underlying Fund Expenses attributable to management fees that is different from the calculation of Acquired
Fund Fees and Expenses (Underlying Fund Expenses) listed in the table above and described in endnote 32, above.

  36 "Other Expenses" reflect interest expense.  Interest expense is based on the amounts incurred during the
Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments
(like reverse repurchase agreements) as an investment strategy.

  37 The Subsidiary has entered into a separate contract with PIMCO for the Management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO management fee at the annual rates of 0.69% of its net assets.

  38 PIMCO has contractually agreed to waive the management fee and the administration fee it received from the Portfolio in an amount equal to the management fee paid to PIMCO by the Subsidiary as described in endnote 37, above.  This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.



Explanation of Expense Table
	1.	The purpose of the Fee Table is to show the various expenses you will incur directly and
		indirectly by investing in the certificate.  The Fee Table reflects expenses of the Separate
		Account as well as the portfolios.  Changes to the portfolio expenses affect the results of
		the expense Examples in your prospectus.  Although we have chosen not to update the Examples
		here, they still generally show how expenses and charges affect your certificate value.
	2.	There are situations where all or some of the participant transaction expenses do not apply.
		See Section 5 - Expenses for a complete discussion.

You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com
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